BALANCE SHEET DETAILS - Schedule of Prepaid and Other Current Assets (Parenthetical) (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Balance Sheet Related Disclosures [Abstract]
Prepaid of value added tax	$ 0.3	$ 0.2
Interest receivable	$ 2.8	$ 2.3